UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1.	Schedule of Investments.

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 151.8%
Arizona — 2.9%
Revenue Bonds — 2.9%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series 2012-A, 4.50%, 3/1/30	$330,000	$305,177
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series 2007-A, 5.25%, 7/1/32	2,000,000	2,009,620

		2,314,797

California — 13.4%
Revenue Bonds — 2.7%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2005-A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,028,290
State Communities Development Authority, Children’s Hospital, Series 2007, 5.00%, 8/15/47	1,000,000	897,760
State Health Facilities Financing Authority, St. Joseph Health System, Series 2013-A, 5.00%, 7/1/37	180,000	181,906
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series 2006-A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	96,899

		2,204,855

General Obligations — 9.7%
Los Rios Community College District, Series 2009-D, 5.38%, 8/1/34	2,000,000	2,179,940
Mount San Antonio Community College District, Election 2008, Series 2013-A, Convertible (CAB), 6.25%, 8/1/43 X	1,160,000	542,022
Poway Unified School District, Series 2011-B, Zero Coupon Bond, 5.97%, 8/1/41¹	2,000,000	395,880
Rialto Unified School District, Election 2010, Series 2011-A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	2,662,800
West Contra Costa Unified School District, Election 2010, Series 2011-A-1, 5.00%, 8/1/41	2,000,000	2,013,800

		7,794,442

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series 2011-A, 7.00%, 12/1/36	260,000	297,835
Lynwood Redevelopment Agency, Series 2011-A, 7.00%, 9/1/31	250,000	274,380
Santee Community Development Commission, Series 2011-A, 7.00%, 8/1/31	220,000	254,399

		826,614

		10,825,911

Colorado — 12.9%
Revenue Bonds — 11.3%
Denver City & County, Airport System, Series 2013-A (AMT), 5.25%, 11/15/43	1,000,000	1,003,830
E-470 Public Highway Authority, Capital Appreciation, Series 2000-B, Zero Coupon Bond (NATL),¹
5.63%, 9/1/29	955,000	401,253
5.82%, 9/1/30	2,035,000	784,574
5.94%, 9/1/31	50,000	17,838
6.04%, 9/1/32	2,795,000	922,238
6.07%, 9/1/33	50,000	15,462
E-470 Public Highway Authority, Capital Appreciation, Series 2004-A, Zero Coupon Bond (NATL), 5.51%, 9/1/28 ¹	350,000	158,151
E-470 Public Highway Authority, Capital Appreciation, Series 2004-B, Zero Coupon Bond (NATL), 6.37%, 9/1/28 ¹	325,000	144,264
E-470 Public Highway Authority, Capital Appreciation, Series 2010, Zero Coupon Bond, ¹
5.94%, 9/1/35	275,000	77,616
5.89%, 9/1/37	150,000	38,048
5.91%, 9/1/38	25,000	5,959
5.93%, 9/1/39	20,000	4,476
5.95%, 9/1/41	110,000	21,808

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
State Health Facilities Authority, Evangelical Lutheran,
5.00%, 6/1/29, Series 2005	$1,000,000	$992,540
5.63%, 6/1/43, Series 2013	220,000	221,529
State Health Facilities Authority, Poudre Valley, Series 2005-B (AGM), 5.25%, 3/1/36	2,090,000	2,141,142
State Health Facilities Authority, Valley View Hospital Association, Series 2008, 5.50%, 5/15/28	750,000	764,812
State Health Facilities Authority, Volunteers of America Care, Series 2007-A, 5.00%, 7/1/15	250,000	248,972
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2004 (AMT), 5.70%, 7/1/18	1,000,000	1,099,600
Water Reserve & Power Development Authority, Clean Water, Series 1996-A, 5.90%, 9/1/16	10,000	10,048

		9,074,160

General Obligations — 1.6%
Brighton Crossing Metropolitan District No. 4, Series 2013, 7.00%, 12/1/23	1,000,000	982,490
Willow Trace Metropolitan District, Series 2006-A (AGC), 4.45%, 12/1/35	350,000	323,607

		1,306,097

		10,380,257

Florida — 9.9%
Revenue Bonds — 9.9%
Bay County, Educational Facilities, Series 2013-A
5.00%, 9/1/45	450,000	375,390
5.00%, 9/1/48	850,000	705,109
City of Atlantic Beach, Health Care Facilities, Series 2013-A, 5.00%, 11/15/37	1,480,000	1,358,137
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,013,690
Miami-Dade County Educational Facilities Authority, University of Miami, Series 2008-A, 5.20%, 4/1/24	1,000,000	1,075,880
Miami-Dade County Water & Sewer Systems, Series 2010 (AGM), 5.00%, 10/1/39	1,000,000	1,016,730
Palm Beach County Health Facilities Authority, Abbey Delray South, Series 2003, 5.45%, 10/1/15	1,100,000	1,103,762
Palm Beach County Health Facilities Authority, Waterford Project, Series 2007, 5.88%, 11/15/37	1,300,000	1,297,478
State Development Finance Corporation Education Facilities, Renaissance Charter School, Inc. Projects, Series 2012-A, 6.13%, 6/15/43	100,000	86,803

		8,032,979

Georgia — 0.9%
Revenue Bond — 0.9%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series 2005-A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	699,412

Illinois — 6.7%
Revenue Bonds — 4.4%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series 2002-A, Zero Coupon Bond (NATL), 5.98%, 12/15/34 ¹	5,000,000	1,458,800
State Finance Authority, Capital Appreciation, Clare Water Tower, Series 2010-B, Zero Coupon Bond, 0.00%, 5/15/50 ¥ ¹ ¿	186,436	2
State Finance Authority, Clare Water Tower, Series 2010-A, 6.00%, 5/15/28 ¥ ¿	390,341	4
State Finance Authority, Rehabilitation Institute of Chicago, Series 2013-A, 6.00%, 7/1/43	390,000	404,652
State Finance Authority, Rush University Medical Center, Series 2006-B (NATL), 5.25%, 11/1/35	1,000,000	1,005,550
State Finance Authority, Three Crowns Park Plaza, Series 2006-A, 5.88%, 2/15/26 ¥	500,000	495,125
State Health Facility Authority, Lutheran General Hospital, Series 1993-C, 7.00%, 4/1/14	170,000	173,225

		3,537,358

General Obligations — 2.3%
McCook, Series 2008, 5.20%, 12/1/30	1,525,000	1,634,357
State of Illinois, Series 2013, 5.50%, 7/1/38	275,000	274,618

		1,908,975

		5,446,333

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Indiana — 5.0%
Revenue Bonds — 5.0%
City of Valparaiso, Exempt Facilities, Pratt Paper LLC Project, Series 2013 (AMT), 7.00%, 1/1/44	$1,275,000	$1,281,439
State Finance Authority, Tax-Exempt Private Activity, Ohio River Bridges East End Crossing Project, Series 2013-A, 5.00%, 7/1/48	820,000	717,024
State Health & Educational Facility Financing Authority, Sisters of St. Francis, Series 2006 (AGM)
5.25%, 11/1/25	475,000	511,352
5.25%, 11/1/29	530,000	555,058
State Health Facility Financing Authority, Columbus Regional Hospital, Series 1993 (AGM), 7.00%, 8/15/15	895,000	947,913

		4,012,786

Iowa — 4.8%
Revenue Bonds — 4.8%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, Series 1994, 6.15%, 3/1/16	480,000	481,733
State Finance Authority, Midwestern Disaster Area, Alcoa Project, Series 2012, 4.75%, 8/1/42	1,500,000	1,262,700
State Higher Education Loan Authority, Upper Iowa University Project, Series 2013, 5.00%, 9/1/43	2,360,000	2,112,035

		3,856,468

Kansas — 3.3%
Revenue Bonds — 3.3%
Olathe Health Facilities, Olathe Medical Center, Series 2008, 5.00%, 9/1/29	1,000,000	1,013,240
State Development Finance Authority, Hospital, Adventist Health, Series 2009, 5.50%, 11/15/29	1,540,000	1,672,471

		2,685,711

Kentucky — 4.8%
Revenue Bonds — 4.8%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series 2008-A, 6.00%, 5/1/38	2,500,000	2,559,175
Pikeville Medical Center, Series 2011, 6.50%, 3/1/41	1,250,000	1,351,750

		3,910,925

Louisiana — 1.4%
Revenue Bond — 1.4%
State Public Facilities Authority, Dock & Wharf, Impala Warehousing LLC Project, Series 2013 (AMT), 6.50%, 7/1/36	1,210,000	1,104,790

Maine — 1.3%
Revenue Bond — 1.3%
State Health & Higher Educational Facilities Authority, General Medical Center, Series 2011, 6.75%, 7/1/41	1,000,000	1,037,720

Massachusetts — 8.8%
Revenue Bonds — 8.8%
State Development Finance Agency, Covanta Energy Project, Series 2012-C (AMT), 5.25%, 11/1/42	750,000	656,235
State Development Finance Agency, Loomis Communities, Series 2013-A, 5.13%, 1/1/25	1,220,000	1,206,238
State Development Finance Agency, M/SBRC Project, Series 2002-A (NATL), 5.13%, 2/1/34	1,000,000	998,060
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series 2007-A	650,000	656,091
7.63%, 10/15/37, Series 2010	870,000	923,740
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series 2006-A (ACA), 5.13%, 6/1/31	1,825,000	1,653,395
State Health & Educational Facilities Authority, Suffolk University, Series 2009-A, 5.75%, 7/1/39	1,000,000	1,031,700

		7,125,459

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series 2008-A (AGC), 5.25%, 10/15/23	1,165,000	1,254,740

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Minnesota — 12.4%
Revenue Bonds — 12.4%
Baytown Township, St. Croix Preparatory Academy Project, Series 2012, 5.75%, 8/1/42	$1,000,000	$899,370
Cuyuna Range Hospital District, Health Facilities, Series 2007, 5.00%, 6/1/29	1,000,000	972,670
Maplewood Multifamily, Carefree Cottages II, Series 2004 (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	985,000	992,624
St. Louis Park Health Care Facilities, Park Nicollet Health Service, Series 2009, 5.75%, 7/1/39	2,000,000	2,079,160
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	875,000	765,608
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013
5.00%, 5/1/33	500,000	435,820
5.13%, 5/1/48	1,000,000	832,070
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	495,000	500,118
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	400,000	386,784
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, Series 2005, 5.00%, 11/15/17	1,400,000	1,489,992
State Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	30,000	30,110
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	675,000	636,302

		10,020,628

Mississippi — 3.0%
General Obligations — 3.0%
State Development Bank Special Obligation, Jackson, Series 2009
5.50%, 1/1/23	1,325,000	1,469,001
5.80%, 1/1/24	850,000	945,404

		2,414,405

Missouri — 4.3%
Revenue Bonds — 4.3%
Boone County, Boone Hospital Center, Series 2008, 5.63%, 8/1/38	1,500,000	1,560,045
City of St Louis, Airport, Series 2012 (AMT), 4.25%, 7/1/29	490,000	448,031
North Central Regional Water System, Series 2006, 5.00%, 1/1/37 ¥	1,000,000	975,870
St. Louis County Industrial Development Authority, Friendship Village Chesterfield, Series 2012, 5.00%, 9/1/42	575,000	496,622

		3,480,568

Montana — 0.8%
Revenue Bond — 0.8%
Forsyth Pollution Control, Northwestern Corporation, Series 2006 (AMBAC), 4.65%, 8/1/23	600,000	628,242

Nebraska — 7.9%
Revenue Bonds — 7.9%
Central Plains Energy Project, Gas Project No. 3,
5.00%, 9/1/32, Series 2012	1,500,000	1,481,895
5.00%, 9/1/42, Series 2012	1,500,000	1,435,965
University of Nebraska, Omaha Health & Recreation Project, Series 2008
5.00%, 5/15/33	1,250,000	1,292,600
5.00%, 5/15/38	2,100,000	2,135,721

		6,346,181

New Jersey — 1.1%
Revenue Bond — 1.1%
Camden County Improvement Authority, Health Care Redevelopment Project, The Cooper Health System, Series 2013-A, 5.75%, 2/15/42	905,000	899,905

New Mexico — 0.1%
Revenue Bond — 0.1%
State Mortgage Finance Authority, Series 1994-A (FHA) (FMHA) (VA), 6.88%, 1/1/25	85,000	89,123

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
North Carolina — 1.9%
Revenue Bond — 1.9%
State Capital Facilities Finance Agency, Meredith College, Series 2008, 6.13%, 6/1/35	$1,500,000	$1,564,860

Ohio — 3.3%
Revenue Bonds — 3.3%
Miami County Hospital Facilities, Upper Valley Medical Center, Series 2006, 5.25%, 5/15/26	1,000,000	1,022,770
Muskingum County Hospital Facilities, Genesis HealthCare System Obligated Group Project, Series 2013, 5.00%, 2/15/33	2,000,000	1,665,640

		2,688,410

Oregon — 1.4%
Revenue Bond — 1.4%
City of Portland, Sewer System, Second Lien, Series 2006-B (NATL), 5.00%, 6/15/24	1,000,000	1,102,920

Pennsylvania — 3.7%
Revenue Bonds — 3.7%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series 2003-A, 5.75%, 8/15/20	1,000,000	1,001,390
Delaware County College Authority, Neumann College, Series 2008, 6.00%, 10/1/30	1,000,000	1,031,600
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, Series 2005, 6.25%, 2/1/35	1,000,000	968,010

		3,001,000

South Carolina — 4.1%
Revenue Bonds — 4.1%
Environmental Improvement, Georgetown County, International Paper, Series 2005-A (AMT), 5.55%, 12/1/29	650,000	658,593
State Educational Facilities Authority, Wofford College, Series 2007-A, 4.50%, 4/1/30	750,000	752,032
State Public Service Authority, Santee Cooper, Series 2006-A (NATL), 5.00%, 1/1/30	1,800,000	1,875,294

		3,285,919

South Dakota — 6.8%
Revenue Bonds — 6.8%
City of Deadwood, Sales Tax, Series 2009-B, 6.25%, 12/1/28 ¥	1,300,000	1,380,002
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, Series 2004-A (AMT), 6.00%, 4/1/29	1,000,000	1,013,260
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series 2004-B (AMT), 5.95%, 4/1/24	2,000,000	2,030,680
State Health & Educational Facilities Authority, Vocational Education Program, Series 2008 (AGC), 5.50%, 8/1/38	1,000,000	1,076,290

		5,500,232

Texas — 18.0%
Revenue Bonds — 10.5%
Clifton Higher Education Finance, Education, IDEA Public School, Series 2013, 6.00%, 8/15/43	1,000,000	1,037,900
Gulf Coast Industrial Development Authority, Solid Waste Disposal, CITGO Petroleum Corporation Project, Series 1995 (AMT), 4.88%, 5/1/25	215,000	202,833
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series 2004-A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,536,525
North Texas Tollway Authority, First Tier, Series 2008-E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	547,660
North Texas Tollway Authority, Second Tier, Series 2008-F, 5.75%, 1/1/38	1,000,000	1,047,690
State Private Activity Bond Surface Transportation, Senior Lein, NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility, Series 2013 (AMT), 6.75%, 6/30/43	380,000	397,343
Tarrant County Cultural Education, Hendrick Medical Center Project, Series 2009-B (AGC), 5.25%, 9/1/26	1,300,000	1,384,786
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series 2006-A, 6.00%, 11/15/26 ¥	600,000	610,536
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005, ¥ 5.50%, 11/15/25	200,000	197,754

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE¶
5.65%, 11/15/35	$1,600,000	$1,485,392

		8,448,419

General Obligations — 7.5%
Humble Independent School District, Series 2008-A (AGC), 5.25%, 2/15/22	1,000,000	1,133,450
Plano Independent School District, Series 2008-A, 5.25%, 2/15/34	3,500,000	3,815,525
Round Rock Independent School District, Series 2009, 5.00%, 8/1/27	1,000,000	1,100,040

		6,049,015

		14,497,434

Virginia — 1.9%
Revenue Bonds — 1.9%
City of Chesapeake, Transportation System Senior Toll Road, Series 2012-B, Convertible (CAB), 0.00% through 7/15/23, thereafter, 4.88%, 7/15/40 X	170,000	76,922
Fairfax County Redevelopment & Housing Authority, Multifamily Housing, FHA-Insured Mortgage—Cedar Ridge Project, Series 2007 (AMT), 4.85%, 10/1/48	1,000,000	951,850
Virginia Small Business Financing Authority, Elizabeth River Crossings, Series 2012 (AMT), 5.50%, 1/1/42	500,000	489,475

		1,518,247

Washington — 3.5%
Revenue Bonds — 3.5%
Skagit County Public Hospital District, Series 2003, 6.00%, 12/1/23	400,000	400,128
State Health Care Facilities Authority, Central Washington Health Services, Series 2009, 6.25%, 7/1/24	2,000,000	2,152,760
State Housing Finance Commission, Riverview Retirement Community, Series 2012, 5.00%, 1/1/48	320,000	271,930

		2,824,818

Total Municipal Long-Term Investments (Cost: $120,172,111)		122,551,180

Short-Term Investment — 2.0%
First American Tax Free Obligations Fund, Class Z, 0.00%W (Cost: $1,586,317)	1,586,317	1,586,317

Total Investments ▲ — 153.8% (Cost: $121,758,428)		124,137,497

Preferred Shares at Liquidation Value — (53.9)%		(43,500,000)

Other Assets and Liabilities, Net — 0.1%		88,758

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$80,726,255

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2013, the fund held no internally fair valued securities.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2013.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2013, the fair value of these investments was $7,360,818 or 9.1% of total net assets applicable to outstanding common shares.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2013.

▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $121,758,428. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,557,752
Gross unrealized depreciation	(3,178,683)

Net unrealized appreciation	$2,379,069

ACA—ACA Financial Guaranty Corporation

AGC—Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax. As of November 30, 2013, the aggregate fair value of securities subject to the AMT was $14,155,184, which represents 17.5% of total net assets applicable to common shares.

CAB—Capital Appreciation Bond

FHA—Federal Housing Administration

FMHA—Farmers Home Administration

FNMA—Federal National Mortgage Association

NATL—National Public Finance Guarantee Corporation

VA—Veterans Administration

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Schedule of Investments    ½     November 30, 2013 (unaudited)

American Municipal Income Portfolio (XAA)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$122,551,180	$—	$122,551,180
Short-Term Investment	1,586,317	—	—	1,586,317

Total Investments	$1,586,317	$122,551,180	$—	$124,137,497

During the period ended November 30, 2013, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLO     ½     2013 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: January 29, 2014